Trade and other receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Receivables [Line Items]
Current tax receivable	$ 48	$ 121
Other accounts receivable	266	188
Total trade and other receivables	4,138	3,949
Wireless Equipment Installment Plan
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	1,021	1,040
Non-current	386	387
Total wireless equipment installment plan receivables	1,407	1,427
Current Assets | Wireless Equipment Installment Plan
Disclosure Of Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	46	44
Non-Current Assets | Wireless Equipment Installment Plan
Disclosure Of Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	15	15
Trade receivables
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	4,102	3,843
Allowance for revenue adjustments
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	(160)	(169)
Allowance for doubtful accounts
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	(129)	(136)
Commodity taxes receivable
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ 11	$ 102